Loss on Disposal of Assets (Tables)	12 Months Ended
Dec. 31, 2021
Loss on disposal of assets
Schedule of Loss on Disposal of Assets
	December 31, 2021	December 31, 2020
Other assets	$385,812	$-
Non-THC business (i)	2,070,689	-
Sale of licenses (ii)	(8,516)	-
	$2,447,985	$-